Cover	Sep. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2026
Entity File Number	001-41368
Entity Registrant Name	1847 Holdings LLC
Entity Central Index Key	0001599407
Entity Tax Identification Number	38-3922937
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	260 Madison Avenue
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	(212)
Local Phone Number	417-9800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false